Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds — 91.8%

Alabama — 3.7%
Alabama Community College System, Revenue Bonds
Insured: BAM
4.000%, due 11/1/32	$410,000	$444,189
4.000%, due 11/1/33	660,000	710,893
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/32	600,000	694,677
Black Belt Energy Gas District, Revenue Bonds
1.680% (Municipal Swap Index + 0.35%), due 10/1/52(a)	900,000	856,895
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/33	660,000	719,518
4.000%, due 3/1/35	1,220,000	1,315,416
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
4.000%, due 12/1/51(a) (b)	2,325,000	2,349,281
Series B-1
5.000%, due 5/1/53(a) (b)	3,500,000	3,748,762
		10,839,631
Alaska — 0.0%(c)
Alaska Industrial Development & Export Authority, Revenue Bonds
Series A
5.000% , due 6/1/28	100,000	105,063

Arizona — 0.9%
Arizona Industrial Development Authority, Revenue Bonds
Series A
4.000%, due 11/1/39	600,000	591,432
5.000%, due 11/1/31	550,000	594,183
Series A Insured: BAM
5.000%, due 6/1/31	300,000	339,076
5.000%, due 6/1/32	325,000	365,918
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	540,943
Maricopa County Industrial Development Authority, Revenue Bonds
Series C Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	320,439
		2,751,991
Arkansas — 0.1%
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000% , due 11/1/34	400,000	431,973

California — 6.7%
Apple Valley Public Financing Authority, Tax Allocation
Series A Insured: BAM
4.000%, due 6/1/31	1,000,000	1,102,856
Benicia Unified School District, General Obligation Bonds
Series C Insured: AGM
1.870%, due 8/1/23(d)	300,000	294,445
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	835,000	861,595
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	428,210
California State Public Works Board, Revenue Bonds
Series A
5.000%, due 9/1/22	120,000	120,352
Series B
4.000%, due 5/1/36	200,000	213,727
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
4.000%, due 5/15/35	2,000,000	2,069,440
Center Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/24	310,000	323,201
City of Long Beach CA Airport System Revenue,
Insured: AGM
5.000%, due 6/1/26	250,000	277,238
5.000%, due 6/1/27	200,000	226,016
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/26	100,000	110,934
5.000%, due 6/1/27	200,000	226,115
Series B Insured: AGM
5.000%, due 6/1/29	150,000	174,163
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,154,888
Coast Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/36	1,000,000	1,157,015
El Camino Community College District Foundation (The), General Obligation Bonds
5.000%, due 8/1/22	100,000	100,000
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.070%, due 8/1/33(d)	1,465,000	897,261
Hayward Redevelopment Agency Successor Agency, Tax Allocation
5.000%, due 9/1/22	100,000	100,293
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	578,387
Huntington Beach Public Financing Authority, Revenue Bonds
Series A
5.000%, due 9/1/22	100,000	100,278
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/29	500,000	539,283
4.000%, due 6/1/36	700,000	731,443
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
2.630%, due 8/1/31(d)	150,000	113,663

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
2.710%, due 8/1/33(d)	$35,000	$24,207
Lake Elsinore School Financing Authority, Special Tax
Insured: BAM
5.000%, due 10/1/33	250,000	289,437
Lodi Unified School District, General Obligation Bonds
4.000%, due 8/1/38	1,015,000	1,043,709
Long Beach Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/22	100,000	100,000
Los Angeles Unified School District, General Obligation Bonds
Series C
4.000%, due 7/1/40	1,000,000	1,024,547
Metropolitan Water District of Southern California, Revenue Bonds
Series E
1.470% (Municipal Swap Index + 0.14%), due 7/1/37(a)	1,200,000	1,196,087
Monterey Peninsula Community College District, General Obligation Bonds
3.040%, due 8/1/32(d)	975,000	712,672
North Coast County Water District, Certificates of Participation
Insured: AGM
4.000%, due 10/1/27	135,000	147,969
4.000%, due 10/1/28	125,000	137,760
Rio Hondo Community College District, General Obligation Bonds
Series B
5.000%, due 8/1/22	150,000	150,000
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.000%, due 9/1/35	1,060,000	1,109,928
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	579,655
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
2.000%, due 7/1/24(d)	305,000	293,600
Sonoma County Junior College District, General Obligation Bonds
5.000%, due 8/1/22	170,000	170,000
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	529,230
5.000%, due 8/1/22	240,000	240,000
5.000%, due 9/1/22	150,000	150,438
Westminster School District, General Obligation Bonds
Series B Insured: BAM
1.800%, due 8/1/48(d)	100,000	17,586
Westside Union School District, General Obligation Bonds
Series A
4.000%, due 8/1/22	100,000	100,000
		19,917,628
Colorado — 2.2%
Adams State University, Revenue Bonds
Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,278,459
Cherokee Metropolitan District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/34	200,000	217,682
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: Moral Obligation Bond
4.000%, due 12/15/22	245,000	246,950
4.000%, due 12/15/36	475,000	485,212
4.000%, due 12/15/41	400,000	404,979
Series A Insured: Moral Obligation Bond
4.000%, due 7/1/36	1,000,000	1,026,693
Colorado Health Facilities Authority, Revenue Bonds
Series A-1
5.000%, due 8/1/35	105,000	113,768
Series A-2
4.000%, due 8/1/49	250,000	242,403
5.000%, due 8/1/33	90,000	98,053
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/36	500,000	532,650
Dawson Ridge Metropolitan District No 1, General Obligation Bonds
Series A
1.370%, due 10/1/22(d)	175,000	174,594
Eagle County School District No Re50J, Certificates of Participation
Insured: AGM
4.000%, due 12/1/41	515,000	533,681
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	159,396
5.000%, due 12/1/29	145,000	159,538
5.250%, due 12/1/37	200,000	219,992
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	470,471
Lewis Pointe Metropolitan District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	225,000	235,686
		6,600,207
Connecticut — 2.9%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	662,163
City of Hartford CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/30	100,000	101,900
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/30	155,000	178,806
5.000%, due 3/1/36	400,000	458,791
Series B Insured: AGM
5.250%, due 9/1/30	600,000	689,431
City of West Haven CT, General Obligation Bonds
4.000%, due 9/15/27	240,000	259,484
4.000%, due 9/15/28	290,000	316,415
4.000%, due 9/15/31	325,000	352,670

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
Insured: BAM
4.000%, due 3/15/29	$200,000	$220,691
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series I-1
5.000%, due 7/1/33	350,000	381,105
Mattabassett District, Revenue Bonds
Insured: BAM
5.000%, due 8/1/23	400,000	412,945
State of Connecticut, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	2,145,843
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/36	500,000	517,579
4.000%, due 5/1/39	1,500,000	1,542,943
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	400,344
		8,641,110
Florida — 2.7%
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,067,873
City of Pompano Beach FL, Revenue Bonds
Series B-2
1.450%, due 1/1/27	250,000	228,146
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/34	500,000	510,231
4.000%, due 10/1/38	400,000	404,662
Florida Development Finance Corp., Revenue Bonds
5.000%, due 2/1/34	1,405,000	1,491,979
Series A
4.000%, due 7/1/24	200,000	202,756
Florida Municipal Power Agency, Revenue Bonds
Series A
3.000%, due 10/1/33	500,000	496,237
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	700,000	794,646
5.000%, due 10/1/31	400,000	472,861
5.000%, due 10/1/33	200,000	236,077
5.000%, due 10/1/37	425,000	493,758
5.000%, due 10/1/39	475,000	547,506
Miami Beach Health Facilities Authority, Revenue Bonds
4.000%, due 11/15/38	500,000	501,448
North Springs Improvement District, Special Assessment
Insured: AGM
2.000%, due 5/1/23	185,000	184,931
4.000%, due 5/1/28	60,000	65,422
4.000%, due 5/1/30	45,000	49,311
School Board of Miami-Dade County (The), Certificates of Participation
Series A
5.000%, due 5/1/31	260,000	266,289
		8,014,133
Georgia — 2.1%
City of Atlanta GA Airport Passenger Facility Charge, Revenue Bonds
Series C
5.000%, due 7/1/40	2,700,000	3,020,322
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.000%, due 7/1/52(a) (b)	1,500,000	1,555,962
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/36	1,000,000	1,076,516
5.000%, due 1/1/38	500,000	535,269
		6,188,069
Guam — 0.2%
Guam Government Waterworks Authority, Revenue Bonds
5.250% , due 7/1/33	500,000	516,012

Hawaii — 0.1%
City & County of Honolulu HI, General Obligation Bonds
Series D
5.000% , due 8/1/22	235,000	235,000

Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.000% , due 7/15/33	1,100,000	1,286,490

Illinois — 10.6%
Carol Stream Park District, General Obligation Bonds
Series C Insured: BAM
4.000%, due 11/1/26	485,000	523,756
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/27	500,000	554,110
Chicago Park District, General Obligation Bonds
Series C Insured: BAM
5.000%, due 1/1/27	250,000	258,203
Series D
4.000%, due 1/1/34	1,000,000	1,018,098
4.000%, due 1/1/35	645,000	650,512
Series E Insured: BAM
4.000%, due 11/15/31	500,000	518,334
City of Chicago Heights IL, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/23	100,000	102,683
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/33	1,050,000	1,119,684
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series A Insured: NATL
2.290%, due 1/1/24(d)	535,000	518,005

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Cook County Township High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/25	$600,000	$657,959
County of Sangamon IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/26	240,000	269,363
Illinois Finance Authority, Revenue Bonds
Series A
4.000%, due 10/1/38	2,000,000	2,031,881
5.000%, due 8/15/32	1,500,000	1,743,087
Kane & DeKalb Counties Community Unit School District No 301 Burlington, General Obligation Bonds
Insured: NATL
1.710%, due 12/1/22(d)	400,000	397,721
Kendall Kane & Will Counties Community Unit School District No 308, General Obligation Bonds
Insured: AGM
2.330%, due 2/1/26(d)	450,000	414,870
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/31	500,000	543,360
4.000%, due 12/1/32	550,000	594,829
4.000%, due 12/1/40	1,000,000	1,042,031
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/22	200,000	201,662
4.000%, due 12/1/31	700,000	754,988
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	355,702
Northern Illinois University, Revenue Bonds
Insured: BAM
5.000%, due 10/1/26	250,000	275,112
5.000%, due 10/1/28	650,000	733,699
5.000%, due 10/1/30	690,000	795,096
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,807,779
5.000%, due 1/1/30	500,000	575,796
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/32	500,000	578,674
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 10/15/24	165,000	171,998
4.000%, due 4/15/31	450,000	486,728
4.000%, due 4/15/33	500,000	534,098
State of Illinois, General Obligation Bonds
Series A
5.000%, due 12/1/25	800,000	862,897
5.000%, due 12/1/26	780,000	852,016
5.000%, due 3/1/27	500,000	547,680
5.000%, due 3/1/29	1,470,000	1,632,300
Series A Insured: AGM
4.125%, due 4/1/33	550,000	551,856
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/26	230,000	232,690
5.000%, due 1/1/30	450,000	493,773
Village of Antioch IL, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/22	150,000	150,725
Village of Bolingbrook IL, General Obligation Bonds
Series A
1.670%, due 1/1/35(d)	4,000,000	2,170,648
Village of Franklin Park IL, Revenue Bonds
Series A Insured: BAM
4.000%, due 10/1/30	350,000	382,540
4.000%, due 10/1/32	375,000	407,259
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	528,500
Village of Mundelein IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/39	100,000	103,212
Village of Park Forest IL, General Obligation Bonds
Insured: BAM
4.000%, due 1/1/25	475,000	497,934
Village of Stone Park IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/23	135,000	136,465
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	857,039
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/35	500,000	529,997
		31,167,349
Indiana — 3.1%
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	3,028,884
5.000%, due 1/1/42	1,525,000	1,705,311
City of Fishers IN Sewage Works Revenue, Revenue Bonds
Insured: BAM
4.000%, due 1/1/25	270,000	283,578
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/36	500,000	579,226
5.000%, due 7/1/38	575,000	657,946
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,267,499
Indiana Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 10/1/35	500,000	589,556

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Indiana (continued)
Series A
1.400%, due 8/1/29	$1,000,000	$890,753
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	258,434
		9,261,187
Iowa — 1.7%
City of Coralville IA, General Obligation Bonds
Series A
4.000%, due 5/1/23	520,000	527,762
4.000%, due 5/1/24	1,305,000	1,348,220
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	328,209
5.000%, due 10/1/35	360,000	391,569
5.000%, due 10/1/36	365,000	394,797
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/24	420,000	443,775
5.000%, due 6/1/25	440,000	476,214
5.000%, due 6/1/26	465,000	514,938
5.000%, due 6/1/27	490,000	554,221
		4,979,705
Kansas — 1.1%
City of Dodge City KS, General Obligation Bonds
Series A Insured: AGM
5.000%, due 9/1/28	365,000	420,324
5.000%, due 9/1/31	420,000	493,739
Johnson County Unified School District No 233 Olathe, General Obligation Bonds
Series A
4.000%, due 9/1/36	1,700,000	1,811,821
Wyandotte County Unified School District No 500 Kansas City, General Obligation Bonds
Series A
4.125%, due 9/1/37	500,000	542,798
		3,268,682
Kentucky — 0.4%
City of Berea KY, Revenue Bonds
Series A
1.680%, due 6/1/32(a) (b)	600,000	600,000
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	77,693
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
Series A
5.000%, due 10/1/32	500,000	538,576
		1,216,269
Louisiana — 2.2%
Cameron Parish School District No 15, General Obligation Bonds
4.000%, due 10/1/22	125,000	125,389
5.000%, due 10/1/23	205,000	211,424
5.000%, due 10/1/29	290,000	330,021
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	113,741
City of Youngsville LA Sales Tax Revenue, Revenue Bonds
Insured: BAM
4.000%, due 5/1/32	250,000	273,343
4.000%, due 5/1/34	300,000	326,592
Louisiana Stadium & Exposition District, Revenue Bonds
4.000%, due 7/3/23	1,750,000	1,771,500
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	600,000	663,175
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	620,000	675,410
State of Louisiana, General Obligation Bonds
Series D
5.000%, due 9/1/24	1,495,000	1,594,870
Ward Two Water District of Livingston Parish, Revenue Bonds
Insured: BAM
3.000%, due 4/1/23	300,000	302,242
		6,387,707
Maine — 0.3%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	169,703
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/31	225,000	262,425
5.000%, due 7/1/32	500,000	572,817
		1,004,945
Maryland — 2.6%
City of Baltimore MD, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/38	900,000	941,374
County of Baltimore MD, General Obligation Bonds
5.000%, due 3/1/32	2,000,000	2,336,654
Maryland Community Development Administration, Revenue Bonds
Series A
5.000%, due 9/1/42	1,000,000	1,063,745
State of Maryland, General Obligation Bonds
Series A
5.000%, due 3/15/32	585,000	698,077
5.000%, due 6/1/37	2,100,000	2,547,057
		7,586,907
Massachusetts — 0.1%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500% , due 1/1/25	250,000	270,439

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Michigan — 4.2%
City of Marquette MI, General Obligation Bonds
Insured: BAM
4.000%, due 5/1/24	$360,000	$374,131
4.000%, due 5/1/26	785,000	841,580
5.000%, due 5/1/27	590,000	667,598
City of Owosso MI, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/23	160,000	162,808
4.000%, due 5/1/24	115,000	119,413
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/23	700,000	715,032
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/26	190,000	210,183
5.000%, due 6/1/28	90,000	102,731
5.000%, due 6/1/30	210,000	244,140
Jackson County Intermediate School District, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/24	115,000	121,178
Lakeview Public School District, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 11/1/22	290,000	292,562
5.000%, due 11/1/23	640,000	667,683
Michigan Finance Authority, Revenue Bonds
Series A
5.000%, due 4/15/29	1,000,000	1,165,787
5.000%, due 2/15/34	235,000	260,285
Series A Class 1
4.000%, due 6/1/34	500,000	510,752
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,511,693
4.000%, due 5/1/37	2,655,000	2,760,140
Van Buren Public Schools, General Obligation Bonds
Insured: BAM
4.000%, due 11/1/36	1,040,000	1,093,403
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	500,000	522,527
		12,343,626
Minnesota — 0.9%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/28	1,000,000	1,154,586
5.000%, due 2/1/31	1,250,000	1,422,785
		2,577,371
Missouri — 2.5%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,446,507
5.000%, due 9/1/28	1,000,000	1,142,077
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	152,458
4.000%, due 2/1/26	715,000	726,927
4.000%, due 2/15/35	500,000	497,037
4.500%, due 1/1/39	1,000,000	1,011,361
5.000%, due 2/15/32	500,000	557,162
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	150,000	175,507
6.000%, due 3/1/29	150,000	182,853
6.000%, due 3/1/31	35,000	44,145
6.000%, due 3/1/33	500,000	643,518
6.000%, due 3/1/35	530,000	676,328
		7,255,880
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.000% , due 6/1/24	375,000	394,144

Nebraska — 1.8%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(a) (b)	600,000	618,742
5.250%, due 9/1/37	3,340,000	3,349,547
City of Kearney NE, General Obligation Bonds
4.000%, due 5/15/32	340,000	355,830
City of Omaha NE, General Obligation Bonds
5.000%, due 4/15/25	800,000	869,775
		5,193,894
Nevada — 0.9%
City of North Las Vegas NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	1,000,000	1,041,474
Insured: BAM
5.000%, due 6/1/25	1,220,000	1,324,630
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
5.000%, due 7/1/43	250,000	275,081
		2,641,185
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.000% , due 4/1/30	675,000	707,020

New Jersey — 4.1%
Atlantic County Improvement Authority (The), Revenue Bonds
Insured: AGM
5.000%, due 7/1/32	325,000	378,656
City of Newark NJ, General Obligation Bonds
Series B Insured: AGM
5.000%, due 10/1/25	600,000	652,843
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	425,720
New Jersey Economic Development Authority, Revenue Bonds
Series A
4.000%, due 11/1/39	1,000,000	1,001,477

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	$470,000	$507,903
Series F Insured: BAM
5.000%, due 7/1/25	300,000	326,858
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
Series A Insured: AGM
4.125%, due 7/1/38	290,000	293,762
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A
3.500%, due 7/1/25(a) (b)	4,000,000	4,068,205
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Insured: BHAC-CR AMBAC
2.070%, due 12/15/24(d)	470,000	447,522
Series A
2.780%, due 12/15/26(d)	650,000	575,953
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
2.361% (1-Month LIBOR + 0.70%), due 1/1/24(a)	1,000,000	1,012,247
Newark Board of Education, General Obligation Bonds
Insured: BAM
5.000%, due 7/15/30	750,000	883,602
Insured: School Bond Reserve Fund
5.000%, due 7/15/23	300,000	309,583
Salem County Improvement Authority, Revenue Bonds
Insured: AGM
4.000%, due 8/15/30	195,000	210,815
4.000%, due 8/15/31	180,000	194,454
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	536,993
State of New Jersey, General Obligation Bonds
Series A
4.000%, due 6/1/30	150,000	164,821
		11,991,414
New Mexico — 0.3%
Albuquerque Metropolitan Arroyo Flood Control Authority, General Obligation Bonds
5.000% , due 8/1/27	650,000	746,347

New York — 6.7%
Albany County Airport Authority, Revenue Bonds
Series A
5.000%, due 12/15/22	370,000	374,506
Avon Central School District, General Obligation Bonds
Insured: AGM
2.000%, due 6/15/23	335,000	335,672
2.000%, due 6/15/24	645,000	647,178
Camden Central School District, General Obligation Bonds
4.000%, due 3/15/24	1,390,000	1,438,281
Insured: BAM
4.000%, due 3/15/27	1,180,000	1,283,010
City of New York NY, General Obligation Bonds
Series A-1
4.000%, due 8/1/39	500,000	504,298
City of Syracuse NY, General Obligation Bonds
Series A Insured: AGM
4.000%, due 5/15/32	250,000	270,276
County of Suffolk NY, General Obligation Bonds
Series C Insured: BAM
5.000%, due 2/1/23	410,000	416,738
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.000%, due 11/15/29	500,000	534,473
Series B Insured: AMBAC
5.250%, due 11/15/24	500,000	532,736
Series C
5.000%, due 11/15/38	250,000	253,094
5.000%, due 11/15/42	500,000	505,862
Monroe County Industrial Development Corp., Revenue Bonds
5.000%, due 5/1/24	500,000	528,995
Series A
4.000%, due 12/1/36	375,000	371,660
New York City Housing Development Corp., Revenue Bonds
Series F-2 Insured: Federal Housing Administration
0.600%, due 5/1/61(a) (b)	1,500,000	1,410,269
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S-3
5.000%, due 7/15/33	150,000	170,694
New York Liberty Development Corp., Revenue Bonds
Class 1
2.450%, due 9/15/69	500,000	475,422
Series A
2.750%, due 11/15/41	1,070,000	884,343
New York State Dormitory Authority, Revenue Bonds
4.000%, due 3/15/41	1,500,000	1,523,572
Series A
4.000%, due 3/15/37	650,000	675,016
4.000%, due 3/15/39	500,000	511,786
5.000%, due 10/1/23	850,000	884,138
Series E
3.000%, due 3/15/41	500,000	449,711
4.000%, due 3/15/39	215,000	220,068
New York State Thruway Authority, Revenue Bonds
Series A-1
4.000%, due 3/15/43	1,165,000	1,173,579
Series J
4.125%, due 1/1/31	200,000	204,265
New York State Urban Development Corp., Revenue Bonds
Series A
5.000%, due 3/15/36	500,000	569,754
New York Transportation Development Corp., Revenue Bonds
Series C
5.000%, due 12/1/27	150,000	166,076

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Schenectady County Capital Resource Corp., Revenue Bonds
5.000%, due 7/1/32	$500,000	$587,263
Town of Oyster Bay NY, General Obligation Bonds
Insured: BAM
4.000%, due 11/1/23	500,000	514,279
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-2
2.000%, due 5/15/45(a) (b)	1,345,000	1,307,567
		19,724,581
North Carolina — 0.5%
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	1,028,023
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	500,000	521,738
		1,549,761
North Dakota — 0.5%
City of Grand Forks ND, Revenue Bonds
4.000% , due 12/1/36	1,375,000	1,365,702

Ohio — 1.8%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,286,611
City of Hamilton OH Wastewater System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 10/1/41	1,235,000	1,257,586
Crestview Local School District/Columbiana County, Certificates of Participation
Insured: AGM
4.000%, due 12/1/35	250,000	265,353
4.000%, due 12/1/37	320,000	333,432
State of Ohio, Revenue Bonds
Series E
5.000%, due 1/15/35	500,000	548,501
Triway Local School District, Certificates of Participation
Insured: BAM
3.000%, due 12/1/22	800,000	803,944
3.000%, due 12/1/23	675,000	686,616
		5,182,043
Pennsylvania — 2.1%
Borough of Carnegie PA, General Obligation Bonds
Insured: BAM
3.000%, due 8/15/22	75,000	75,037
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
3.660%, due 11/15/37(d)	750,000	428,141
City of Oil City PA, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/37	885,000	919,331
City of Philadelphia PA Airport Revenue, Revenue Bonds
Series A
4.000%, due 7/1/35	500,000	513,500
Forest Hills School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/23	265,000	273,836
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	275,734
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,204,622
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	100,000	97,940
North East School District, General Obligation Bonds
Insured: AGM
2.000%, due 9/1/22	250,000	250,082
North Pocono School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 9/15/32	250,000	269,117
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	468,626
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
2.126% (3-Month LIBOR + 0.60%), due 7/1/27(a)	140,000	137,500
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/32	550,000	634,185
Spring Cove School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 11/15/22	500,000	503,536
Upper Darby School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 4/1/38	250,000	259,476
		6,310,663
Puerto Rico — 0.3%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,059
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	447,437
5.000%, due 7/1/29	425,000	479,303
		951,799
Rhode Island — 0.8%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	286,276
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	527,329
Rhode Island Housing And Mortgage Finance Corp., Revenue Bonds
Series 77-A
5.000%, due 10/1/28	350,000	396,130

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Rhode Island (continued)
State of Rhode Island, General Obligation Bonds
Series A
4.000%, due 4/1/34	$1,000,000	$1,071,728
		2,281,463
South Carolina — 0.2%
City of Newberry SC, Revenue Bonds
Series A Insured: AGM
4.000%, due 9/1/26	320,000	344,915
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/36	100,000	105,759
		450,674
South Dakota — 1.0%
Baltic School District No 49-1, General Obligation Bonds
Insured: AGM
4.500%, due 12/1/38	300,000	323,009
4.500%, due 12/1/42	325,000	346,517
County of Lawrence SD, Certificates of Participation
Insured: AGM
4.000%, due 12/1/32	455,000	496,822
4.000%, due 12/1/33	660,000	716,544
4.000%, due 12/1/34	500,000	540,372
Tri-Valley School District No 49-6, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/32	200,000	222,699
4.000%, due 7/15/33	380,000	420,692
		3,066,655
Tennessee — 0.8%
Tennessee Energy Acquisition Corp., Revenue Bonds
4.000%, due 11/1/49(a) (b)	1,760,000	1,806,368
Series B
5.625%, due 9/1/26	500,000	550,789
		2,357,157
Texas — 12.0%
Acton Municipal Utility District, Revenue Bonds
Insured: BAM
4.000%, due 5/1/24	920,000	953,849
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 8/15/24	165,000	171,841
4.000%, due 8/15/25	255,000	269,262
4.000%, due 8/1/29	475,000	516,310
Series A Insured: PSF-GTD
4.000%, due 8/15/35	1,000,000	1,040,304
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,035,782
Brazoria County Municipal Utility District No 28, General Obligation Bonds
Series A Insured: BAM
2.000%, due 9/1/23	200,000	200,652
Central Texas Turnpike System, Revenue Bonds
Series A Insured: AMBAC
1.640%, due 8/15/22(d)	2,455,000	2,453,335
Series A Insured: BHAC-CR AMBAC
2.370%, due 8/15/26(d)	750,000	681,941
City of Alvin TX Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 2/1/27	1,225,000	1,383,802
City of Arlington TX, Tax Allocation
5.000%, due 8/15/30	150,000	167,966
City of Bryan TX Electric System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/23	200,000	206,138
City of Dallas TX Hotel Occupancy Tax Revenue, Revenue Bonds
4.000%, due 8/15/38	1,000,000	1,015,893
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,110,797
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series A Insured: AGM
2.100%, due 12/1/25(d)	465,000	433,641
Series B
5.000%, due 11/15/29	320,000	356,357
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series B Insured: AGM
1.670%, due 9/1/22(d)	140,000	139,797
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	260,795
Series A
5.000%, due 2/1/37	290,000	332,074
City of Temple TX, Tax Allocation
Series A Insured: BAM
5.000%, due 8/1/23	145,000	149,868
5.000%, due 8/1/24	135,000	143,107
5.000%, due 8/1/25	270,000	292,986
5.000%, due 8/1/27	125,000	140,793
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	210,000	207,227
3.000%, due 8/15/35	250,000	244,290
4.000%, due 8/15/23	170,000	174,090
4.000%, due 8/15/24	235,000	245,223
4.000%, due 8/15/25	310,000	328,183
5.000%, due 8/15/26	275,000	304,570
5.000%, due 8/15/27	570,000	643,229
Series A
5.000%, due 8/15/31	435,000	493,441
Conroe Local Government Corp, Revenue Bonds
5.000%, due 10/1/31	125,000	146,993
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/23	200,000	200,261
Fort Bend County Municipal Utility District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 10/1/23	105,000	107,764
4.000%, due 10/1/24	110,000	115,055
Fort Bend County Municipal Utility District No 215, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/24	125,000	130,604

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Fort Bend County Municipal Utility District No 23, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/23	$395,000	$404,752
4.000%, due 9/1/24	205,000	213,880
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	380,925
4.000%, due 9/1/33	370,000	399,511
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/23	225,000	233,372
5.000%, due 10/1/24	240,000	256,469
5.000%, due 10/1/36	2,485,000	2,877,169
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A
2.311% (1-Month LIBOR + 0.65%), due 11/15/46(a)	1,000,000	1,003,603
3.000%, due 10/1/40	250,000	225,195
Houston Higher Education Finance Corp., Revenue Bonds
1.500%, due 10/1/23	230,000	224,225
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,931,861
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/27	355,000	406,890
5.000%, due 8/1/30	245,000	291,137
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	767,387
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	593,834
Southwest Higher Education Authority, Inc., Revenue Bonds
Series A
4.000%, due 10/1/42	3,000,000	3,006,792
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
1.897% (3-Month LIBOR + 0.69%), due 9/15/27(a)	2,500,000	2,419,355
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, due 12/15/22	250,000	252,206
5.000%, due 12/15/23	250,000	257,362
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
Series A
4.000%, due 6/30/32	500,000	511,625
Texas Water Development Board, Revenue Bonds
5.000%, due 8/1/41	1,000,000	1,158,146
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	519,780
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	360,000	377,306
		35,511,002
Utah — 1.7%
Intermountain Power Agency, Revenue Bonds
Series A
5.000%, due 7/1/29	750,000	884,858
5.000%, due 7/1/30	500,000	598,320
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	558,831
Utah Charter School Finance Authority, Revenue Bonds
Insured: UT CSCE
4.000%, due 4/15/40	250,000	253,154
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	516,517
4.000%, due 10/15/31	250,000	274,321
4.000%, due 10/15/32	540,000	590,419
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
4.000%, due 5/1/33	150,000	162,946
4.000%, due 5/1/35	215,000	230,088
5.000%, due 5/1/24	350,000	369,363
5.000%, due 5/1/29	400,000	465,262
		4,904,079
Vermont — 0.2%
City of Burlington VT Airport Revenue, Revenue Bonds
Series A
5.000% , due 7/1/26	605,000	659,541

Virginia — 0.1%
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	171,923
Virginia Small Business Financing Authority, Revenue Bonds
4.000%, due 12/1/36	210,000	207,163
		379,086
Washington — 2.3%
Auburn School District No 408 of King & Pierce Counties, General Obligation Bonds
Insured: SCH BD GTY
4.000%, due 12/1/34	500,000	532,972
4.000%, due 12/1/36	500,000	531,361
City of Bellingham WA Water & Sewer Revenue, Revenue Bonds
5.000%, due 8/1/22	245,000	245,000
County of King WA Sewer Revenue, Revenue Bonds
Series A
1.560% (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	2,939,117
King County School District No 210 Federal Way, General Obligation Bonds
Insured: SCH BD GTY
4.000%, due 12/1/35	1,000,000	1,064,162

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Washington (continued)
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	$535,000	$575,534
State of Washington, Revenue Bonds
Series F
5.000%, due 9/1/22	325,000	325,885
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
4.000%, due 7/1/37	535,000	532,668
		6,746,699
West Virginia — 0.8%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/24	115,000	119,661
4.000%, due 6/1/26	125,000	134,177
4.000%, due 6/1/27	280,000	305,048
4.000%, due 6/1/29	460,000	508,519
Morgantown Utility Board, Inc., Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/34	200,000	215,800
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	947,083
		2,230,288
Wisconsin — 0.8%
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/22	75,000	75,127
4.000%, due 10/1/23	40,000	40,434
4.000%, due 10/1/24	35,000	35,619
4.000%, due 10/1/30	265,000	266,608
4.000%, due 10/1/31	390,000	390,316
4.000%, due 10/1/32	390,000	388,252
4.000%, due 10/1/33	420,000	415,349
4.000%, due 10/1/34	390,000	381,643
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 2/15/33	425,000	481,906
		2,475,254
Wyoming — 0.1%
University of Wyoming, Revenue Bonds
Series C Insured: AGM
4.000% , due 6/1/42	250,000	254,772
Total Municipal Bonds
(Cost $279,899,012)		270,922,597

	Shares	Value
Short-Term Investment — 4.3%

Money Market Fund — 4.3%

Dreyfus Tax Exempt Cash Management - Institutional, 0.99%(e)
(Cost $12,667,549)	12,668,815	12,667,549

Total Investments — 96.1%
(Cost $292,566,561)		283,590,146
Other Assets and Liabilities, Net — 3.9%		11,669,432
Net Assets — 100.0%		$295,259,578

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2022.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Less than 0.05%.
(d)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(e)	Reflects the 7-day yield at July 31, 2022.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
LIBOR	- London InterBank Offered Rate
MSD	- Metropolitan School District
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SD CRED PROG	- School District Credit Enhancement Program
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept
UT CSCE	- Utah Charter School Credit Enhancement

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$–	$270,922,597	$–	$270,922,597
Short-Term Investment:
Money Market Fund	12,667,549	–	–	12,667,549
Total Investments in Securities	$12,667,549	$270,922,597	$–	$283,590,146

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.